Convertible notes receivable (Tables)	12 Months Ended
May 31, 2020
Convertible notes receivable
Schedule of convertible notes receivable

	May 31, 2020	May 31, 2019
HydRx Farms Ltd. (d/b/a Scientus Pharma)	$6,000	$11,500
Fire & Flower Inc.	—	11,166
10330698 Canada Ltd. (d/b/a Starbuds)	4,728	5,204
High Tide Inc.	3,898	4,360

	14,626	32,230
Deduct - current portion	(14,626)	(11,500)

	$—	$20,730